UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

☑	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:	0001850727

 Last Mile Securities – PE 2021 Designated Activity Co

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):	0001850727

Central Index Key Number of underwriter (if applicable):	[Not applicable]

Thomas Lloyd
+44-(0)20-7275-6225
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Disclosures under Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits 99.1 and 99.2 to this Form ABS-15G.

Exhibits

Exhibit Number	Description

99.1	Valuation Report of in respect of 49 real estate assets located in Germany and The Netherlands, dated March 12, 2021, of CBRE Ltd

99.2	AUP Report in relation to the securitization of a commercial mortgage loan supported by a portfolio of lease receivables, dated March 12, 2021, of KPMG LLP

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MLET SUPER MEZZCO S.À R.L.

Date:	March 12, 2021

By:	/s/ Allison Breland
Name: Allison Breland
Title: Director

Exhibit Index

Exhibit Number	Description

99.1	Valuation Report in respect of 49 real estate assets located in Germany and The Netherlands, dated March 12, 2021, of CBRE Ltd

99.2	AUP Report in relation to the securitization of a commercial mortgage loan supported by a portfolio of lease receivables, dated March 12, 2021, of KPMG LLP